REVENUES	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUES	REVENUES
Disaggregation of Revenues

year ended December 31, 2020	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,408	4,301	607	2,206	—	11,522
Power generation	—	—	—	—	192	192
Natural gas storage and other[1]	61	654	109	3	106	933
	4,469	4,955	716	2,209	298	12,647
Other revenues[2,3]	—	76	—	162	114	352
	4,469	5,031	716	2,371	412	12,999
1Includes $138 million of fee revenues from affiliates, of which $77 million is related to the construction of the Sur de Texas pipeline which is 60 per cent owned by TC Energy and $61 million is related to development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy as at December 31, 2020. Refer to Note 27, Acquisitions and dispositions, for additional information.
2Other revenues include income from the Company's marketing activities, financial instruments and lease arrangements. Refer to Note 8, Leases, and Note 25, Risk management and financial instruments, for additional information on income from lease arrangements and financial instruments, respectively.
3Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 17, Income taxes, for additional information.

year ended December 31, 2019	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,010	4,245	601	2,423	—	11,279
Power generation	—	—	—	—	662	662
Natural gas storage and other	—	650	2	4	73	729
	4,010	4,895	603	2,427	735	12,670
Other revenues[1,2]	—	83	—	452	50	585
	4,010	4,978	603	2,879	785	13,255
1Other revenues include income from the Company's marketing activities, financial instruments and lease arrangements. Refer to Note 8, Leases, and Note 25, Risk management and financial instruments, for additional information on income from lease arrangements and financial instruments, respectively.
2Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 17, Income taxes, for additional information.

year ended December 31, 2018	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,038	3,549	614	2,079	—	10,280
Power generation	—	—	—	—	1,771	1,771
Natural gas storage and other	—	654	5	3	81	743
	4,038	4,203	619	2,082	1,852	12,794
Other revenues[1,2]	—	111	—	502	272	885
	4,038	4,314	619	2,584	2,124	13,679
1Other revenues include income from the Company's marketing activities, financial instruments and lease arrangements. Refer to Note 8, Leases, and Note 25, Risk management and financial instruments, for additional information on income from lease arrangements and financial instruments, respectively.
2Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 17, Income taxes, for additional information.
Contract Balances

at December 31	2020	2019	Affected line item on Consolidated balance sheet
(millions of Canadian $)

Receivables from contracts with customers	1,330	1,458	Accounts receivable
Contract assets (Note 6)	132	153	Other current assets
Long-term contract assets (Note 13)	192	102	Other long-term assets
Contract liabilities[1] (Note 15)	129	61	Accounts payable and other
Long-term contract liabilities (Note 16)	203	226	Other long-term liabilities
1During the year ended December 31, 2020, $18 million (2019 – $6 million) of revenues were recognized that were included in contract liabilities at the beginning of the year.
Contract assets and long-term contract assets primarily relate to the Company’s right to revenues for services completed but not invoiced at the reporting date on long-term committed capacity natural gas pipelines contracts. The change in contract assets is primarily related to the transfer to Accounts receivable when these rights become unconditional and the customer is invoiced, as well as the recognition of additional revenues that remain to be invoiced. Contract liabilities and long-term contract liabilities primarily relate to force majeure fixed capacity payments received on long-term capacity arrangements in Mexico.
Future Revenues from Remaining Performance Obligations
As at December 31, 2020, future revenues from long-term pipeline capacity arrangements and transportation as well as natural gas storage and other contracts extending through 2047 are approximately $25.5 billion, of which approximately $3.7 billion is expected to be recognized in 2021.
A significant portion of the Company's revenues are considered constrained and therefore not included in the future revenue amounts above as the Company uses the following practical expedients:
•right to invoice practical expedient – applied to all U.S. and certain Mexico rate-regulated natural gas pipeline capacity arrangements and flow-through revenues
•variable consideration practical expedient – applied to the following variable revenues:
◦interruptible transportation service revenues as volumes cannot be estimated
◦liquids pipelines capacity revenues based on volumes transported
◦power generation revenues related to market prices that are subject to factors outside the Company's influence
•contracts for a duration of one year or less.
In addition, future revenues from the Company's Canadian natural gas pipelines' regulated firm capacity contracts include fixed revenues only for the time periods that approved tolls under current rate settlements are in effect and certain, which is currently one year.